FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Investments held in trust account	$ 52,553,058	$ 74,062,199